Property And Equipment (Narrative) (Details) $ in Millions	12 Months Ended
	Apr. 30, 2018 USD ($) office	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
Property, Plant and Equipment, Net [Abstract]
Document Fiscal Year Focus	2018
Depreciation and amortization expense of property and equipment | $	$ 103.4	$ 103.2	$ 100.8
Tax offices closed | office	400